Risk Management Overview - Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | $	$ 6,438,909			$ 4,228,944
AP and Accrued Liabilities | $	$ 309,463			$ 250,170
Foreign Exchange Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | £		£ 255,400			£ 696,010
AP and Accrued Liabilities | £		£ (228,503)			£ (235,946)
Foreign Exchange Risk | EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | €			€ 35,689			€ 74,782